Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Line Items]
Opening goodwill	$ 463,324	$ 357,523
Current year acquisitions (note 4 (a) and (b))	133,123	121,209
Prior period acquisition (note 4(c))	4,418
Foreign exchange movement	(12,431)	(15,408)
Closing goodwill	$ 588,434	$ 463,324